Annual Operating Expenses {- Templeton World Fund} - Templeton World Fund-28 - Templeton World Fund	Sep. 30, 2021
Class A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%	[1]
Other expenses	0.11%
Total annual Fund operating expenses	1.06%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.06%
Class C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%	[1]
Other expenses	0.11%
Total annual Fund operating expenses	1.81%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.81%
Class R6
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual Fund operating expenses	0.79%
Fee waiver and/or expense reimbursement	(0.03%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.76%
Advisor Class
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual Fund operating expenses	0.81%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.81%

[1]

1. Class A and C distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a timing difference between the end of the 12b-1 plan year and the Fund’s fiscal year end.

[2]

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until December 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.